Reconciliation to Form 5500	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation to Form 5500	Reconciliation to Form 5500
The net assets available for benefits and the net increase in net assets available for benefits on the financial statements differ from Form 5500 due to the synthetic GIC held in the Master Trust being recorded at contract value on the financial statements and at fair value on Form 5500. A reconciliation of the net assets available for benefits on the financial statements to Form 5500 at December 31, 2025 and 2024, and a reconciliation of the net increase in net assets available for benefits on the financial statements to Form 5500 for the year ended December 31, 2025 is presented below:

	Adient US LLC Savings and Investment (401k) Plan	Avanzar Interior Technologies, Ltd. Savings and Investment (401k) Plan	Bridgewater Interiors, LLC Savings and Investment (401k) Plan	Adient Production Employees Savings and Investment (401k) Plan
Net assets available for benefits at December 31, 2025:
Per financial statements	$1,054,498,258	$38,436,267	$95,806,178	$32,520,158
Less: Synthetic GIC valuation difference	(1,007,046)	(36,707)	(91,495)	(31,057)
Per Form 5500	$1,053,491,212	$38,399,560	$95,714,683	$32,489,101

Net assets available for benefits at December 31, 2024:
Per financial statements	$953,576,937	$33,533,243	$83,649,109	$29,802,109
Less: Synthetic GIC valuation difference	(2,771,560)	(69,356)	(144,310)	(83,978)
Per Form 5500	$950,805,377	$33,463,887	$83,504,799	$29,718,131

Net increase in net assets available for benefits for the year ended December 31, 2025:
Per financial statements	$100,921,321	$4,903,024	$12,157,069	$2,718,049
Add: Synthetic GIC valuation difference	1,764,514	32,649	52,815	52,921
Per Form 5500	$102,685,835	$4,935,673	$12,209,884	$2,770,970